UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Cavalry Management Group, LLC

Address:   Two Embarcadero Center, Suite 600
           San Francisco, CA  94111


Form 13F File Number: 028-13913


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William Bindeman
Title:  Chief Financial Officer
Phone:  415-439-7013

Signature,  Place,  and  Date  of  Signing:

/s/ William H. Bindeman            San Francisco, CA                  2/10/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              33

Form 13F Information Table Value Total:  $      747,701
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                              VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ANCESTRY.COM INC                    COM            032803108    30458  1326575 SH       SOLE                1326575      0    0
APPLE COMPUTER INC                  COM            037833100   145027   358092 SH       SOLE                 358092      0    0
AUTODESK INC                        COM            052769106      249     8200 SH       SOLE                   8200      0    0
CIENA CORP                          COM NEW        171779309    29379  2428000 SH       SOLE                2428000      0    0
COGNIZANT TECHNOLOGY SOLUTIONS CL A CL A           192446102      572     8900 SH       SOLE                   8900      0    0
CONSTANT CONTACT INC                COM            210313102     4476   192833 SH       SOLE                 192833      0    0
COVANTA HOLDING CORPDELAWARE        COM            22282E102     4597   335809 SH       SOLE                 335809      0    0
DANAHER CORP                        COM            235851102     9728   206800 SH       SOLE                 206800      0    0
EBAY INC                            COM            278642103    51675  1703769 SH       SOLE                1703769      0    0
ELECTRONIC ARTS                     COM            285512109    20110   976216 SH       SOLE                 976216      0    0
ERICSSON B                          ADR B SEK 10   294821608    15236  1504000 SH       SOLE                1504000      0    0
GIANT INTERCTIVE                    ADR            374511103     5538  1357238 SH       SOLE                1357238      0    0
JIVE SOFTWARE INC                   COM            47760A108      400    25000 SH       SOLE                  25000      0    0
JUNIPER NETWORKS INC                COM            48203R104    18167   890100 SH       SOLE                 890100      0    0
LINKEDIN CORP                       COM CL A       53578A108     2205    35000 SH       SOLE                  35000      0    0
MICROSOFT CORP                      COM            594918104    80710  3109000 SH       SOLE                3109000      0    0
NETFLIX INC                         COM            64110L106    20096   290030 SH       SOLE                 290030      0    0
NETEASE COM INC ADR                 SP ADR         64110W102    29197   651000 SH       SOLE                 651000      0    0
NETLOGIC MICROSYSTEMS INC           COM            64118B100      734    14800 SH       SOLE                  14800      0    0
PANDORA MEDIA INC                   COM            698354107     3003   300000 SH       SOLE                 300000      0    0
POWERSHARES QQQ NASDAQ 100          UNIT SER 1     73935A104      698    12500 SH       SOLE                  12500      0    0
PRICELINE COM INC                   COM NEW        741503403    34759    74318 SH       SOLE                  74318      0    0
QUALCOMM INC                        COM            747525103    78236  1430272 SH       SOLE                1430272      0    0
REALD INC                           COM            75604L105    12289  1547704 SH       SOLE                1547704      0    0
RED HAT INC                         COM            756577102      438    10600 SH       SOLE                  10600      0    0
SEAGATE TECHNOLOGY                  SHS            G7945M107    39360  2400000 SH       SOLE                2400000      0    0
SALESFORCE COM INC                  COM            79466L302    18237   179750 SH       SOLE                 179750      0    0
SERVICESOURCE INTERNATIONAL         COM            81763U100      785    50000 SH       SOLE                  50000      0    0
TTM TECHNOLOGIES INC                COM            87305R109    22973  2096118 SH       SOLE                2096118      0    0
UNIVERSAL DISPLAY CORP              COM            91347P105    45865  1250072 SH       SOLE                1250072      0    0
ZYNGA INCCOM                        COM CL A       98986T108     2353   250000 SH       SOLE                 250000      0    0
JA SOLAR HOLDINGS CO LTD            SP ADR         466090107     5055  3772082 SH       SOLE                3772082      0    0
SPREADTRUM COMMUNICATIONS IN        ADR            849415203    15096   722999 SH       SOLE                 722999      0    0


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